Joint arrangements and associates (Tables)	12 Months Ended
Dec. 31, 2022
Equity accounted investments [Abstract]
Equity accounted investments [text block]
Joint ventures and other equity accounted investme

nts
(in USD million) 2022 2021
Net investments at 1 January 2,686 2,270
Net income/(loss) from equity accounted investments 620 259
Impairment 1) (832) 0
Acquisitions and increase in capital 337 475
Dividend and other distributions (210) (230)
Other comprehensive income/(loss) 384 (58)
Divestments, derecognition and decrease in paid in

capital
(22) (31)
Other (205) 1
Net investments at 31 December 2,758 2,686
1) Related to investments in Russia, see also note 6 Acquisitions and disposals.